PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
PRINCIPAL ACCOUNTING POLICIES
Company's major VIEs and VIE's subsidiaries

Name of VIE and VIEs’ subsidiaries	Date of establishment/acquisition

Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000
Beijing Ctrip International Travel Agency Co., Ltd. (“Beijing Ctrip”)	Acquired on January 15, 2002
Guangzhou Ctrip International Travel Agency Co., Ltd. (“Guangzhou Ctrip”)	Established on April 28, 2003
Shanghai Ctrip International Travel Agency Co., Ltd. (“Shanghai Ctrip” formerly Shanghai Ctrip Charming International Travel Agency Co., Ltd.)	Acquired on September 23, 2003
Shenzhen Ctrip Travel Agency Co., Ltd. (“Shenzhen Ctrip”)	Established on April 13, 2004
Ctrip Insurance Agency Co., Ltd. (“Ctrip Insurance”)	Established on July 25, 2011
Shanghai Huacheng Southwest Travel Agency Co., Ltd. (“Shanghai Huacheng”)	Established on March 13, 2001
Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007
Chengdu Ctrip International Travel Agency Co., Ltd. (“Chengdu Ctrip International”)	Established on November 4, 2008

Consolidation balance sheet information of VIEs

	As of December 31,
	2012	2013
	RMB	RMB
Total assets	3,724,911,506	5,982,258,881
Less: Inter-company receivables	(542,006,382)	(373,041,663)
Total assets excluding inter-company	3,182,905,124	5,609,217,218
Total liabilities	2,835,938,149	5,287,287,035
Less: Inter-company payables	(564,890,117)	(1,442,636,737)
Total liabilities excluding inter-company	2,271,048,032	3,844,650,298

Consolidation results of operations information of VIEs

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Net revenues	1,923,643,591	2,465,286,325	3,137,211,893
Cost of revenues	461,223,883	644,886,101	904,328,902
Net income/ (loss)	206,213,884	198,929,052	(74,463,933)

Property, equipment and software, estimated useful lives

Building	20-30 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	5 years
Computer equipment	3-5 years
Furniture and fixtures	3-5 years
Software	3-5 years

Allowance for doubtful accounts

	2011	2012	2013
	RMB	RMB	RMB
Balance at beginning of year	5,718,742	4,974,138	4,351,963
Provision for doubtful accounts	185,443	376,164	2,842,681
Write-offs	(930,047)	(998,339)	(1,297,741)
Balance at end of period	4,974,138	4,351,963	5,896,903

Company's share option activity under all the option plans

The following table summarized the Company’s share option activity under all the option plans (in US$, except shares):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	4,414,481	67.71	5.98	415,360,566
Granted	1,375,345	136.86
Exercised	(207,142)	38.12
Forfeited	(149,143)	115.98
Outstanding at December 31, 2011	5,433,541	85.02	5.59	144,827,231
Granted	961,980	79.55
Exercised	(502,991)	29.39
Forfeited	(71,623)	136.67
Converted to RSU in January 2012	(1,901,372)	91.8
Outstanding at December 31, 2012	3,919,535	64.81	5.14	57,772,345
Granted	945,106	79.70
Exercised	(660,459)	48.05
Forfeited	(73,450)	91.75
Outstanding at December 31, 2013	4,130,732	70.42	4.99	528,988,489
Vested and expect to vest at December 31, 2013	3,982,976	69.95	4.92	511,937,931
Exercisable at December 31, 2013	2,283,785	60.18	3.58	315,856,509

Information related to outstanding and exercisable options

The following table summarizes information related to outstanding and exercisable options as of December 31, 2013 (in US$, except shares):

	Outstanding			Exercisable
Range of Exercise Prices	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)
23.00-34.99	1,125	30.50	0.12	1,125	30.50	0.12
35.00-44.99	1,353,069	38.06	3.08	1,353,069	38.06	3.08
45.00-58.99	157,558	58.39	1.12	157,558	58.39	1.12
59.00-77.99	1,358,411	76.78	6.98	98,324	70.69	6.43
78.00-96.99	731,131	91.36	5.24	374,298	94.61	4.28
97.00-129.99	466,500	106.12	5.61	257,333	108.79	5.40
130.00-159.99	62,938	151.78	5.17	42,078	150.76	5.10
	4,130,732			2,283,785

Assumptions of Black-Scholes pricing model

	2011	2012	2013
Risk-free interest rate	0.81% - 2.11%	0.71%-1.05%	0.69%-0.87%
Expected life (years)	5.0	5.0	5.0
Expected dividend yield	0%	0%	0%
Volatility	53%-55%	56%	56%
Fair value of options at grant date per share	from US$48.69 to US$74.39	from US$33.44 to US$42.18	from US$37.96 to US$39.69

Schedule of restricted share activities under all option plans

The following table summarized the Company’s RSUs activities under all option plans (in US$, except shares):

	Number of Shares	Weighted average grant date fair value(US$)
Restricted shares
Outstanding at December 31, 2011	190,916	130.29
Granted	164,976	82.34
Converted from option in January 2012	475,343	—
Exercised	(124,644)	129.84
Forfeited	(60,290)	128.27
Unvested at December 31, 2012	646,301	101.30	*
Granted	259,365	79.23
Exercised	(224,939)	118.54
Forfeited	(57,303)	85.40
Unvested at December 31, 2013	623,424	83.60	*

* It does not include the impact of restricted shares converted from option.

Components of other income

	2011	2012	2013
	RMB	RMB	RMB
Financial subsidies	72,791,093	90,280,139	119,697,248
Foreign exchange gains/(losses)	34,879,388	(9,781,057)	32,523,857
Reimbursement from the depository	8,080,557	7,914,706	17,507,842
Loss from disposal of property, equipment and software	(3,379,449)	(653,191)	(11,946,443)
Gain on disposal of cost method investment	—	—	4,014,829
Gain on disposal of equity investment	—	—	592,742
Gain on deconsolidation of subsidiaries	—	44,432,052	—
Others	5,252,136	(1,904,706)	732,299
Total	117,623,725	130,287,943	163,122,374